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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    ABANCO Investments, Ltd.
Address: P.O. Box 4098
         Middletown, RI  02842

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   Secretary & Treasurer
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Brandywine Managers
              LLC, General Partner
              By:  Richard E. Carlson  Hockessin, DE   2/14/01

         ____________________________  _____________   _________
              [Signature]              [City, State]    [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-0030                  John W. Bristol & Co., Inc.
         28-4558                  Parametric Portfolio Assoc.
         28-2635                  Gardner Russo & Gardner
         28-2688                  Nevis Capital Management



































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     50,271
                                            [in thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2000

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------
AMERICAN INTL. GROUP   Common        02687410       5,914     60,000  SH         SOLE                       60,000
AUTOMATIC DATA
  PROCESSING, INC.     Common        05301510       2,533     40,000  SH         SOLE                       40,000
BP AMOCO PLC           Common        05562210         892     18,627  SH         SOLE                       18,627
BRISTOL-MYERS
  SQUIBB CO.           Common        11012210       2,246     30,374  SH         SOLE                       30,374
CISCO SYSTEMS          Common        17275R10       4,208    110,000  SH         SOLE                      110,000
COCA COLA COMPANY      Common        19121610       1,050     17,228  SH         SOLE                       17,228
EXXON MOBIL CORP       Common        30231G10       1,125     12,939  SH         SOLE                       12,939
FANNIE MAE COM STK     Common        31358610       2,324     26,792  SH         SOLE                       26,792
GENERAL ELEC CO        Common        36960410       1,918     40,000  SH         SOLE                       40,000
GILLETTE CO.           Common        37576610         383     10,600  SH         SOLE                       10,600
HALLIBURTON CO         Common        40621610         508     14,000  SH         SOLE                       14,000
HOME DEPOT, INC.       Common        43707610       4,186     91,616  SH         SOLE                       91,616
INTEL CORP.            Common        45814010       2,405     80,000  SH         SOLE                       80,000
JOHNSON & JOHNSON      Common        47816010       2,510     23,892  SH         SOLE                       23,892
MCDONALDS CORP.        Common        58013510       1,299     38,200  SH         SOLE                       38,200
MERCK & CO., INC.      Common        58933110       3,006     32,112  SH         SOLE                       32,112
MICROSOFT CORP.        Common        59491810       3,211     74,032  SH         SOLE                       74,032
PEPSICO, INC.          Common        71344810       1,611     32,502  SH         SOLE                       32,502
PFIZER, INC.           Common        71708110       4,806    104,470  SH         SOLE                      104,470
SYSCO CORP.            Common        87182910       1,560     52,000  SH         SOLE                       52,000
TARGET CORP            Common        87612E10       1,451     45,000  SH         SOLE                       45,000
WELLS FARGO AND
  COMPANY              Common        94974610       1,127     20,242  SH         SOLE                       20,242
                                                   ------    -------                                       -------
                                                   50,271    974,626                                       974,626
                                                   ======    =======                                       =======













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